UNITED STATES
		SECURITIES AND EXCHANGE COMMISSION
		     Washington, D.C.  20549

			FORM 13F

	           FORM 13F COVER PAGE

Report for the Calendar Year of Quarter Ended: June 30, 2010

Check here if Amendment [ ]; Amendment Number:
This Amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Lee, Danner & Bass, Inc.
Address:  3100 West End Avenue, Suite 1250
          Nashville, Tennessee  37203

13F File Number:  801-30924

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:       Mark Bryan Smith
Title:      Treasurer
Phone:      615-244-7775
Signature, Place, and Date of Signing:

	Mark Bryan Smith     Nashville, Tennessee     August 5, 2010


Report Type (Check only one.):

[x]         13F HOLDINGS REPORT.
[ ]         13F NOTICE.
[ ]         13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:
None

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934.

			FORM 13F SUMMARY PAGE 2

Report Summary:

Number of Other Included Managers:  	0

Form 13F Information Table Entry Total:    128

Form 13F Information Table Value total: $446,463 thousands

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
1st Source Corporation         COM              336901103      217    12800 SH       SOLE                                      12800
3M Company                     COM              88579y101     1280    16202 SH       SOLE                                      16202
AT&T, Inc.                     COM              00206R102     4186   173043 SH       SOLE                                     173043
Abbott Laboratories Corp.      COM              002824100      351     7500 SH       SOLE                                       7500
Accenture Ltd                  COM              g1151c101     9698   250912 SH       SOLE                                     250912
AllState Corp.                 COM              020002101      281     9770 SH       SOLE                                       9770
Altria Group, Inc.             COM              02209s103     1250    62369 SH       SOLE                                      62369
American Express Co.           COM              025816109      258     6491 SH       SOLE                                       6491
American Oriental Bioengineeri COM              028731107       28    11000 SH       SOLE                                      11000
Amgen Inc.                     COM              031162100     1527    29030 SH       SOLE                                      29030
Apache Corp.                   COM              037411105     7132    84719 SH       SOLE                                      84719
Apple Computer                 COM              037833100      323     1283 SH       SOLE                                       1283
Automatic Data Processing      COM              053015103      354     8797 SH       SOLE                                       8797
Banco LatinoAmericano          COM              P16994132     9059   725325 SH       SOLE                                     725325
BankAmerica Corp.              COM              060505104      290    20178 SH       SOLE                                      20178
Belo Corporation               COM              080555105      455    80000 SH       SOLE                                      80000
Berkshire Hathaway Inc. Cl A   COM              084670108     2160       18 SH       SOLE                                         18
Berkshire Hathaway Inc. Cl B   COM              084670702    47256   592997 SH       SOLE                                     592997
Berry Petroleum Cl A           COM              085789105     4070   158260 SH       SOLE                                     158260
Best Buy Co.                   COM              086516101     2519    74406 SH       SOLE                                      74406
Bristol Myers Squibb           COM              110122108      990    39681 SH       SOLE                                      39681
Brookdale Sr Living Inc        COM              112463104      618    41200 SH       SOLE                                      41200
Cardiac Science                COM              14141A108       57    58000 SH       SOLE                                      58000
Caterpillar Inc.               COM              149123101     2728    45410 SH       SOLE                                      45410
Chevron Corp.                  COM              166764100     1254    18485 SH       SOLE                                      18485
Cisco Systems Inc.             COM              17275R102     6806   319394 SH       SOLE                                     319394
Citigroup Inc.                 COM              172967101      162    43142 SH       SOLE                                      43142
Coca Cola Co.                  COM              191216100     1902    37944 SH       SOLE                                      37944
Colgate Palmolive Co.          COM              194162103      228     2893 SH       SOLE                                       2893
Comcast Corp. Special Class A  COM              20030n200      186    11305 SH       SOLE                                      11305
Computer Sciences Corp.        COM              205363104     1185    26180 SH       SOLE                                      26180
ConocoPhillips                 COM              20825c104      639    13025 SH       SOLE                                      13025
Corrections Corp Amer          COM              22025y407     8861   464420 SH       SOLE                                     464420
Covidien Ltd                   COM              g2554f105      510    12697 SH       SOLE                                      12697
DIRECTV Ser A                  COM              25490A101     1002    29540 SH       SOLE                                      29540
DJ STOXX 50 ETF Index          COM              78463x103      296    10558 SH       SOLE                                      10558
Darden  Restaurants, Inc.      COM              237194105      233     6000 SH       SOLE                                       6000
Dentsply Intl Inc              COM              249030107     1581    52843 SH       SOLE                                      52843
Dionex Corp.                   COM              254546104      298     4000 SH       SOLE                                       4000
Dominion Resources, Inc.       COM              25746u109     1322    34135 SH       SOLE                                      34135
Duke Energy Corp.              COM              26441c105     2560   159972 SH       SOLE                                     159972
Eaton Corp.                    COM              278058102      244     3725 SH       SOLE                                       3725
Eli Lilly & Co.                COM              532457108      904    26975 SH       SOLE                                      26975
Exxon Mobil Corp.              COM              30231G102    11557   202501 SH       SOLE                                     202501
Fairfax Financial Hld          COM              303901102    68417   184558 SH       SOLE                                     184558
FedEx Corp.                    COM              31428X106     2186    31180 SH       SOLE                                      31180
Gannett Co. Inc.               COM              364730101     8290   615900 SH       SOLE                                     615900
General Electric Co.           COM              369604103     4759   330061 SH       SOLE                                     330061
General Mills Inc.             COM              370334104     1811    50978 SH       SOLE                                      50978
HCC Ins Hldgs                  COM              404132102     4004   161709 SH       SOLE                                     161709
Halliburton Inc.               COM              406216101     4838   197065 SH       SOLE                                     197065
HealthStream Inc.              COM              42222n103       70    14800 SH       SOLE                                      14800
Hewlett Packard Co.            COM              428236103      876    20246 SH       SOLE                                      20246
Home Depot Inc.                COM              437076102     2256    80357 SH       SOLE                                      80357
Intel Corp.                    COM              458140100     5945   305672 SH       SOLE                                     305672
International Business Machine COM              459200101     7354    59553 SH       SOLE                                      59553
J. P. Morgan Chase & Co. Inc.  COM              46625h100      212     5790 SH       SOLE                                       5790
Johnson & Johnson              COM              478160104     7523   127383 SH       SOLE                                     127383
Kraft Inc.                     COM              50075n104     5888   210298 SH       SOLE                                     210298
L-3 Communications             COM              502424104     4807    67860 SH       SOLE                                      67860
Lee Enterprises                COM              523768109      538   209530 SH       SOLE                                     209530
Leucadia Natl Corp             COM              527288104     1040    53328 SH       SOLE                                      53328
Level 3 Commun                 COM              52729N100     5222  4790900 SH       SOLE                                    4790900
Loews Corp.                    COM              540424108    12779   383643 SH       SOLE                                     383643
Lowes Companies                COM              548661107     2498   122322 SH       SOLE                                     122322
McCormick                      COM              579780206      588    15500 SH       SOLE                                      15500
McDonalds Corp.                COM              580135101      378     5732 SH       SOLE                                       5732
Mead Johnson Nutrition         COM              582839106      307     6123 SH       SOLE                                       6123
Media General                  COM              584404107     1710   175250 SH       SOLE                                     175250
Medtronic Inc.                 COM              585055106     6141   169308 SH       SOLE                                     169308
Merck & Company Inc.           COM              58933y105     1516    43357 SH       SOLE                                      43357
Microsoft Corp.                COM              594918104     5819   252893 SH       SOLE                                     252893
Morgan Stanley                 COM              617446448      220     9500 SH       SOLE                                       9500
National Health Invstrs        COM              63633d104    13485   349704 SH       SOLE                                     349704
National Healthcare            COM              635906100      802    23278 SH       SOLE                                      23278
News Corp. Ltd. Cl A           COM              65248e104      434    36314 SH       SOLE                                      36314
News Corp. Ltd. Cl B           COM              65248e203     2120   153096 SH       SOLE                                     153096
Novartis AG                    COM              66987v109     1345    27832 SH       SOLE                                      27832
Oracle                         COM              68389x105      420    19593 SH       SOLE                                      19593
Overstock                      COM              690370101    11756   650580 SH       SOLE                                     650580
Pall Corp.                     COM              696429307     6094   177311 SH       SOLE                                     177311
PepsiCo Inc.                   COM              713448108     1814    29770 SH       SOLE                                      29770
Pfizer Inc.                    COM              717081103      626    43925 SH       SOLE                                      43925
Philip Morris Intl             COM              718172109     3348    73044 SH       SOLE                                      73044
Pinnacle Financial Partners    COM              72346q104      143    11105 SH       SOLE                                      11105
ProShs UltraShort 20yr+ Treasu COM              74347R297     4731   133344 SH       SOLE                                     133344
ProShs Ultrashort 7-10yr Treas COM              74347R313      390     8928 SH       SOLE                                       8928
Procter & Gamble Co.           COM              742718109     9615   160295 SH       SOLE                                     160295
Regions Financial Corp.        COM              758940100      553    83983 SH       SOLE                                      83983
Republic Services Inc.         COM              760759100     6296   211775 SH       SOLE                                     211775
Roche Holdings                 COM              771195104     3396    98238 SH       SOLE                                      98238
SPDR Gold Trust                COM              78463V107      270     2216 SH       SOLE                                       2216
Sanofi Aventis ADR             COM              80105n105      304    10100 SH       SOLE                                      10100
Schlumberger Ltd.              COM              806857108     6521   117829 SH       SOLE                                     117829
Scripps Networks Interactive,  COM              811065101     1425    35334 SH       SOLE                                      35334
Select Basic Materials Sector  COM              81369y100     1647    58045 SH       SOLE                                      58045
SunTrust Banks Inc.            COM              867914103      456    19564 SH       SOLE                                      19564
Syntroleum                     COM              871630109     1745  1063744 SH       SOLE                                    1063744
Sysco Corp.                    COM              871829107     5866   205335 SH       SOLE                                     205335
TJX                            COM              872540109      419    10000 SH       SOLE                                      10000
Tidewater Inc.                 COM              886423102     5558   143538 SH       SOLE                                     143538
Transocean, Ltd                COM              H8817H100      524    11317 SH       SOLE                                      11317
Travelers Inc.                 COM              89417e109     1158    23505 SH       SOLE                                      23505
Tyco International Ltd.        COM              H89128104      235     6660 SH       SOLE                                       6660
United Parcel Svc. Inc. CL B   COM              911312106     3970    69788 SH       SOLE                                      69788
United Technologies Corp.      COM              913017109     6147    94703 SH       SOLE                                      94703
Vanguard Emerging Markets ETF  COM              922042858     1450    38161 SH       SOLE                                      38161
Vanguard Large-Cap Exchanged T COM              922908637      352     7505 SH       SOLE                                       7505
Vanguard Small-Cap VIPERs      COM              922908751      349     6165 SH       SOLE                                       6165
Verizon Communications         COM              92343v104      202     7214 SH       SOLE                                       7214
Vodafone Group PLC ADS         COM              92857w209     4483   216893 SH       SOLE                                     216893
Vulcan Materials               COM              929160109      725    16550 SH       SOLE                                      16550
Wal-Mart Stores Inc.           COM              931142103     6095   126794 SH       SOLE                                     126794
Walt Disney Co.                COM              254687106     3825   121433 SH       SOLE                                     121433
Washington Post Co.            COM              939640108      989     2409 SH       SOLE                                       2409
Wells Fargo & Co.              COM              949746101     1871    73089 SH       SOLE                                      73089
Wesco Financial                COM              950817106      562     1739 SH       SOLE                                       1739
Western Union                  COM              959802109     1960   131452 SH       SOLE                                     131452
White Mountain Ins             COM              G9618E107     1737     5359 SH       SOLE                                       5359
Willis Group Holdings Public L COM              G96666105      555    18470 SH       SOLE                                      18470
iShares China                  COM              464287184     3671    93809 SH       SOLE                                      93809
iShares MSCI Emerging Markets  COM              464287234      607    16253 SH       SOLE                                      16253
iShares MSCI Japan             COM              464286848     1145   124500 SH       SOLE                                     124500
iShares MSCI Pacific Rim       COM              464286665     1601    44798 SH       SOLE                                      44798
iShares Russell 1000 Index ETF COM              464287622      465     8137 SH       SOLE                                       8137
iShares Russell Mid-Cap Index  COM              464287499      224     2791 SH       SOLE                                       2791
iShares S&P SmallCap 600 Index COM              464287804     2754    50860 SH       SOLE                                      50860
Natl Healthcare Cv Prf         PFD CV           635906209      419    33125 SH       SOLE                                      33125